General information (Details)	Oct. 31, 2021 Employee Country	Oct. 31, 2020 Employee Country	Oct. 31, 2019 Employee Country
General information [Abstract]
Number of countries located in | Country	48	48	48
Number of employees | Employee	11,355	11,900	12,100